CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Class A ordinary shares Ordinary Shares USD ($) shares	Class A ordinary shares Ordinary Shares CNY (¥) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary Shares USD ($) shares	Class B ordinary shares Ordinary Shares CNY (¥) shares	Class B ordinary shares shares	Ordinary Shares CNY (¥) shares	Additional Paid-In Capital USD ($)	Additional Paid-In Capital CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss) Income (Note 10) USD ($)	Accumulated Other Comprehensive (Loss) Income (Note 10) CNY (¥)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) USD ($)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) CNY (¥)	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY (¥)	USD ($)	CNY (¥)
Balance, beginning of period at Dec. 31, 2018							¥ 569		¥ 152,367		¥ (175,416)		¥ 87		¥ (22,393)				¥ (22,393)
Balance, beginning of period (in shares) at Dec. 31, 2018 | shares							8,596,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-designation of authorized ordinary shares		¥ 378			¥ 191		¥ (569)
Re-designation of authorized ordinary shares (in shares) | shares	5,733,800	5,733,800		2,863,100	2,863,100		(8,596,900)
Net loss											(101,060)				(101,060)		¥ (561)		(101,621)
Issuance of shares in private placements, net of offering costs		¥ 93							72,509						72,602				72,602
Issuance of shares in private placements, net of offering costs (in shares) | shares	1,347,200	1,347,200
Fair value change relating to Company's own credit risk on convertible loan													(955)		(955)				(955)
Foreign currency translation differences													2,978		2,978				2,978
Capital contribution from noncontrolling interest holders																	610		610
Repurchase and cancellation of shares		¥ (5)							5
Repurchase and cancellation of shares (in shares) | shares	(76,100)	(76,100)
Share-based compensation									32,855						32,855				32,855
Balance, end of period at Dec. 31, 2019		¥ 466			¥ 191				257,736		(276,476)		2,110		(15,973)		49		(15,924)
Balance end of period (in shares) at Dec. 31, 2019 | shares	7,004,900	7,004,900		2,863,100	2,863,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(80,475)				(80,475)		(90)		(80,565)
Issuance of shares in private placements, net of offering costs		¥ 92							75,368						75,460				75,460
Issuance of shares in private placements, net of offering costs (in shares) | shares	1,333,360	1,333,360
Issuance shares for exercise of stock options*		¥ 20							763						783				783
Issuance shares for exercise of stock options (in shares) | shares	284,400	284,400
Issuance shares reserved for convertible loan		¥ 35							(35)
Issuance shares reserved for convertible loan ( in shares) | shares	500,000	500,000
Issuance shares for service		¥ 5							2,701						2,706				2,706
Issuance shares for service ( in shares) | shares	70,000	70,000	35,000
Fair value change relating to Company's own credit risk on convertible loan													(108)		(108)				(108)
Foreign currency translation differences													2,793		2,793				2,793
Capital contribution from noncontrolling interest holders																	370		370
Share-based compensation									17,762						17,762				17,762
Balance, end of period at Dec. 31, 2020		¥ 618			¥ 191				354,295		(356,951)		4,795		2,948		329		3,277
Balance end of period (in shares) at Dec. 31, 2020 | shares	9,192,660	9,192,660	9,192,660	2,863,100	2,863,100	2,863,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(118,695)				(118,695)		(1,392)	$ (18,846)	(120,087)
Acquisition of Anpai																	6,880	1,080	6,880
Issuance of shares in private placements, net of offering costs		¥ 159							49,083						49,242				49,242
Issuance of shares in private placements, net of offering costs (in shares) | shares	2,482,280	2,482,280
Issuance shares for exercise of stock options*		¥ 62							7,930						7,992				7,992
Issuance shares for exercise of stock options (in shares) | shares	956,414	956,414
Issuance shares reserved for convertible loan		¥ 235							(235)
Issuance shares reserved for convertible loan ( in shares) | shares	3,630,123	3,630,123
Conversion of convertible loans									20,110						20,110				20,110
Foreign currency translation differences													(263)		(263)			(41)	(263)
Transfer Class B shares to Class A shares		¥ 6			¥ (6)
Transfer Class B shares to Class A shares (in shares) | shares	90,000	90,000		(90,000)	(90,000)
Share based compensation		¥ 16							34,151						34,167				34,167
Share based compensation (in shares) | shares	252,925	252,925
Balance, end of period at Dec. 31, 2021	$ 172	¥ 1,096		$ 29	¥ 185			$ 73,021	¥ 465,334	$ (74,639)	¥ (475,646)	$ 711	¥ 4,532	$ (706)	¥ (4,499)	$ 913	¥ 5,817	$ 207	¥ 1,318
Balance end of period (in shares) at Dec. 31, 2021 | shares	16,604,402	16,604,402	16,604,402	2,773,100	2,773,100	2,773,100